Abacus Settlements LLC - RELATED-PARTY TRANSACTIONS (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Related Party Transactions
For the three and nine months ended September 30, 2023, revenue earned, and contracts originated are below.

Three and Nine Months Ended September 30, 2023
Origination fee revenue	$254,517
Transaction reimbursement revenue	—

Total	$254,517

Cost	$7,981
Face value	46,650,000
Total policies	7
Average Age	70

Abacus Settlements, LLC
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Schedule of Related Party Transactions	For three months ended June 30, 2023 and 2022, and for the six months ended June 30, 2023 and nine months ended September 30, 2022, revenue earned, and contracts originated are as follows:

	Three Months Ended June 30, 2023	Three Months Ended September 30, 2022	Six Months Ended June 30, 2023	Nine Months Ended September 30, 2022
Origination fee revenue	$1,504,532	$8,008,816	$2,952,837	$8,008,816
Transaction reimbursement revenue	75,332	235,455	140,960	235,455

Total	$1,579,864	$8,244,271	$3,093,797	$8,244,271

Cost	$5,290,504	$4,511,346	$11,656,637	$4,511,346
Face value	56,688,680	93,605,072	96,674,080	376,409,910
Total policies	38	82	72	265
Average Age	76	75	75	75